Other Financial Liabilities - Additional Information (Detail) $ in Millions, $ in Millions		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2020 USD ($)	Dec. 31, 2020 SGD ($)	Jun. 24, 2020 USD ($)	Jun. 10, 2020 SGD ($)	Dec. 11, 2019 USD ($)	Jun. 01, 2018 SGD ($)
Disclosure of detailed information about borrowings [line items]
Exchange rate						7.0901
Forward contract [member]
Disclosure of detailed information about borrowings [line items]
Non-deliverable forward foreign exchange contract						$ 20.0
DBS Bank Ltd [member]
Disclosure of detailed information about borrowings [line items]
Refinancing of uncommitted multi-currency revolving credit facility							$ 30.0
Credit facility maturity period		three
Ownership interest in the entity, percentage		76.40%
Facility limit			$ 30.0
DBS Bank Ltd [member] | Hong Leong Asia Limited [member]
Disclosure of detailed information about borrowings [line items]
Ownership interest in the entity, percentage	35.00%
DBS Bank Ltd [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Credit facility with bank			30.0
Consolidated tangible net worth ratio		1.0 times
DBS Bank Ltd [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Consolidated tangible net worth		$ 350.0
Credit facility with MUFG Singapore Branch [member]
Disclosure of detailed information about borrowings [line items]
Credit facility maturity period		three years
Refinancing of unsecured multi-currency revolving credit facility					$ 30.0
Credit facility with MUFG Singapore Branch [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Credit facility with bank			30.0
Consolidated tangible net worth		$ 120.0
Consolidated tangible net worth ratio		2.0 times
Facility limit			$ 30.0
Sumitomo branch [Member]
Disclosure of detailed information about borrowings [line items]
Credit facility maturity period		6 months
Refinancing of unsecured multi-currency revolving credit facility				$ 30.0
Sumitomo branch [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Credit facility with bank		$ 30.0
Facility limit		30.0
Sumitomo branch [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Consolidated tangible net worth		$ 200.0
Consolidated tangible net worth ratio		2.0 times